First American Government Obligations Fund Profile
Class A Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Government Obligations Fund seeks maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Government Obligations Fund invests exclusively in short-term U.S. government securities and repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The main risks of investing in this fund include:

* Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund, or a securities lending agreement entered into by the fund, could cause the value of your investment to decline.

* The level of income you receive from the fund will be affected by movements in short-term interest rates.

* By investing solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future. The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.

The bar chart is designed to show you how performance of the fund's shares has varied from year to year. Because this fund was first offered in 1998, only one calendar year of performance information is presented. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
____%
-------
1999

BEST QUARTER:
Quarter ending          __/__/__
Total Return            ____%

WORST QUARTER:
Quarter ending          __/__/__
Total Return            ____%

AVERAGE ANNUAL TOTAL RETURNS           Inception                    Since
AS OF 12/31/99                              Date    One Year    Inception
-------------------------------------------------------------------------
Government Obligations Fund (Class Y)     4/29/98     _____%       _____%
-------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         CLASS A
--------------------------------------------------------------------------------
    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                        None
    MAXIMUM DEFERRED SALES CHARGE (LOAD)                                    None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
    Management Fees                                                        0.40%
    Distribution and Service (12b-1) Fees                                  0.25%
    Other Expenses                                                         0.17%
    TOTAL                                                                  0.82%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were 0.75%. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.77%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                       $84
3 years                                                                     $262
5 years                                                                     $455
10 years                                                                  $1,014

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared daily, starting on the day you purchase your shares, and paid monthly. You will not receive a dividend for the day on which you sell shares. Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Prime Obligations Fund Profile
Class A, Class B and Class C Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Prime Obligations Fund invests in high-quality short-term debt obligations, including: securities issued by the U.S. government or one of its agencies or instrumentalities; U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances); commercial paper; non-convertible corporate debt securities; loan participation interests; and repurchase agreements for the securities in which the fund may invest.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks and foreign corporations.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The main risks of investing in this fund include:

* Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

* The level of income you receive from the fund will be affected by movements in short-term interest rates.

* Foreign securities in which the fund invests, although dollar denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future. The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. The table illustrates the fund's average annual total returns over different time periods.

Because Class C shares were not offered for a full calendar year, no performance information is presented in the table. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
4.97%     5.12%      5.04%      _____%
--------------------------------------------
1996      1997       1998       1999

BEST QUARTER:
Quarter ending:         12/31/97
Total Return            1.29%

WORST QUARTER:
Quarter ending:         12/31/98
Total Return            1.18%

AVERAGE ANNUAL TOTAL RETURNS                  Inception                    Since
AS OF 12/31/99                                     Date    One Year    Inception
--------------------------------------------------------------------------------
Prime Obligations Fund (Class A)                1/21/95      _____%       _____%
--------------------------------------------------------------------------------
Prime Obligations Fund (Class B)                1/23/95      _____%       _____%
--------------------------------------------------------------------------------
Prime Obligations Fund (Class C)                2/01/99          NA           NA
--------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

----------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         CLASS A      CLASS B      CLASS C
----------------------------------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)                                            None         None         None
     MAXIMUM DEFERRED SALES CHARGE (LOAD) PROCEEDS, WHICHEVER IS LESS       None     5.00%(2)     1.00%(2)
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------------
     Management Fees                                                       0.40%        0.40%        0.40%
     Distribution and Service (12b-1) Fees                                 0.25%        1.00%        1.00%
     Other Expenses                                                        0.22%        0.11%        0.11%
     TOTAL                                                                 0.87%        1.51%        1.51%
----------------------------------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were 0.30%, 1.45% and 1.45%, respectively, for Class A, Class B and Class C shares. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.81%, 1.45% AND 1.45%, RESPECTIVELY, FOR CLASS A, CLASS B AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.
(2) Class B and Class C shares generally are available only in exchange for Class B or Class C shares, respectively, of another First American fund. The contingent deferred sales charge imposed when you sell your Class B or Class C shares of Prime Obligations Fund will be based on the date you purchased shares of the original First American fund.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

                            CLASS B        CLASS B        CLASS C        CLASS C
                           assuming    assuming no       assuming    assuming no
                         redemption     redemption     redemption     redemption
                          at end of      at end of      at end of      at end of
             CLASS A    each period    each period    each period    each period
--------------------------------------------------------------------------------

1 year        $   89         $  654         $  154         $  352         $  252
3 years       $  278         $  877         $  477         $  572         $  572
5 years       $  482         $1,024         $  824         $  915         $  915
10 years      $1,073         $1,629         $1,629         $1,884         $1,884

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared daily, starting on the day you purchase your shares, and paid monthly. You will not receive a dividend for the day on which you sell shares. The dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Tax Free Obligations Fund Profile
Class A Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Tax Free Obligations Fund seeks maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. Municipal securities are issued by state and local governments and certain U.S. territorial possessions to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. Municipal securities also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities: general obligation bonds, which are backed by the full faith, credit and taxing power of the issuer, and revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source. The balance of the fund's total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax. However, the fund currently does not intend to invest in these types of securities.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The main risks of investing in this fund include:

* Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

* The level of income you receive from the fund will be affected by movements in short-term interest rates.

* The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future.

The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
2.65%      2.87%     2.85%     _____%
------------------------------------------
1996       1997      1998      1999

BEST QUARTER:
Quarter ending:         6/30/98
Total Return            0.77%

WORST QUARTER:
Quarter ending:         9/30/96
Total Return            0.63%

AVERAGE ANNUAL TOTAL RETURNS                  Inception                    Since
AS OF 12/31/99                                     Date    One Year    Inception
--------------------------------------------------------------------------------
Tax Free Obligations Fund (Class A)              1/9/95      _____%       _____%
--------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         CLASS A
--------------------------------------------------------------------------------
    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                        None
    MAXIMUM DEFERRED SALES CHARGE (LOAD)                                    None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
    Management Fees                                                        0.40%
    Distribution and Service (12b-1) Fees                                  0.25%
    Other Expenses                                                         0.17%
    TOTAL                                                                  0.82%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were 0.74%. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.75%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                    $   84
3 years                                                                   $  262
5 years                                                                   $  455
10 years                                                                  $1,014

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared daily, starting on the day you purchase your shares, and paid monthly. You will not receive a dividend for the day on which you sell shares. Tax Free Obligations Fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as "exempt-interest dividends." These dividends are not subject to regular federal tax. However, although it has no current intention of doing so, the fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Treasury Obligations Fund Profile
Class A Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling us at 1-800-637-2548, or by contacting your investment professional.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Treasury Obligations Fund seeks maximum current income consistent with the preservation of capital and maintenance of liquidity.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations and repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the United States government.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling us at 1-800-637-2548.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The main risks of investing in this fund include:

* Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a repurchase agreement held by the fund could cause the value of your investment to decline.

* The level of income you receive from the fund will be affected by movements in short-term interest rates.

* By investing solely in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than a money market fund investing in other high-quality money market securities.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future. The bar chart is designed to show you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
4.84%     _____%
------------------
1998      1999

BEST QUARTER:
Quarter ending:         9/30/98
Total Return            1.23%

WORST QUARTER:
Quarter ending:         12/31/98
Total Return            1.09%

AVERAGE ANNUAL TOTAL RETURNS                  Inception                    Since
AS OF 12/31/99                                     Date    One Year    Inception
--------------------------------------------------------------------------------
Treasury Obligations Fund                       11/3/97      _____%       _____%
--------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

The fund does not impose any sales charges (loads) or other fees when you buy, sell or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES                                                         CLASS A
--------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                       None
     MAXIMUM DEFERRED SALES CHARGE (LOAD)                                   None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
     Management Fees                                                       0.40%
     Distribution and Service (12b-1) Fees                                 0.25%
     Other Expenses                                                        0.11%
     TOTAL                                                                 0.76%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid for the fiscal year ended September 30, 1999 were 0.70%. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.70%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                      $ 78
3 years                                                                     $243
5 years                                                                     $422
10 years                                                                    $942

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I BUY FUND SHARES?

You may become a shareholder in the fund with an initial investment of $1,000 or more ($250 for a retirement plan or a UGMA/UTMA account). Additional investments can be made for as little as $100 ($25 for a retirement plan or a UGMA/UTMA account). You may purchase shares by calling your broker or financial institution, or by simply completing and signing a new account form, enclose a check made payable to the fund you wish to invest in, and mailing both to: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382. New account forms may be obtained by calling us at 1-800-637-2548.

7.   HOW CAN I SELL FUND SHARES?

If you purchased shares through a broker or financial institution, simply call them to sell your shares. If you did not purchase shares through a broker or financial institution, you may sell your shares by calling 1-800-637-2548. To sell shares by mail, send a written request to your broker or financial institution, or to the fund at the following address: First American Funds, c/o DST Systems, Inc., P.O. Box 219382, Kansas City, Missouri 64121-9382.

8.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Dividends from the fund's net investment income are declared daily, starting on the day you purchase your shares, and paid monthly. You will not receive a dividend for the day on which you sell shares. Dividends you receive from the fund are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes. You should consult your tax advisor for more information.

9.   WHAT SERVICES ARE OFFERED BY THE FUND?

First American offers several ways to make it easier for you to manage your account, such as: telephone transactions; wire and electronic funds transfers; automatic investing; systematic withdrawals; and exchange privileges with other First American Funds. Personal service is always available by calling Investor Services at 1-800-637-2548.

First American Prime Obligations Fund Profile
U.S. Bancorp 401(k) Savings Plan - Class Y Shares
February 1, 2000

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling U-Connect at 1-800-806-7009. This Profile is intended for use in connection with the U.S. Bancorp 401(k) Savings Plan and is not intended for use by other investors.

1.   WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Prime Obligations Fund seeks maximum current income to the extent consistent with preservation of capital and maintenance of liquidity.

2.   WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

Prime Obligations Fund invests in high-quality short-term debt obligations, including: securities issued by the U.S. government or one of its agencies or instrumentalities; U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits and bankers' acceptances); commercial paper; non-convertible corporate debt securities; loan participation interests; and repurchase agreements for the securities in which the fund may invest.

The fund may invest up to 25% of its total assets in dollar-denominated obligations of U.S. branches of foreign banks which are subject to the same regulation as U.S. banks. The fund also may invest up to 25% of its total assets, collectively, in dollar-denominated obligations of foreign branches of domestic banks, foreign banks and foreign corporations.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling U-Connect at 1-800-806-7009.

3.   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The main risks of investing in this fund include:

* Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. A major change in interest rates or a default on a security or repurchase agreement held by the fund could cause the value of your investment to decline.

* The level of income you receive from the fund will be affected by movements in short-term interest rates.

* Foreign securities in which the fund invests, although dollar denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Fund Performance Information

The following illustrations provide you with information on the fund's volatility and performance. Of course, how the fund has performed in the past does not necessarily indicate how it will perform in the future. The bar chart shows you how performance of the fund's shares has varied from year to year. The table illustrates the fund's average annual total returns over different time periods. Both the chart and the table assume that all distributions have been reinvested.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR
5.86%    3.54%     2.99%     4.08%     5.78%     5.23%     5.39%     5.32%
----------------------------------------------------------------------------
1991     1992      1993      1994      1995      1996      1997      1998

BEST QUARTER:
Quarter ending:         3/31/91
Total Return            1.65%

WORST QUARTER:
Quarter ending:         6/30/93
Total Return            0.73%

AVERAGE ANNUAL TOTAL RETURNS       Inception                               Since
AS OF 12/31/99                          Date   One Year   Five Years   Inception
--------------------------------------------------------------------------------
Prime Obligations Fund                3/1/90     _____%       _____%      _____%
--------------------------------------------------------------------------------

4.   WHAT ARE THE FEES AND EXPENSES OF THE FUND?

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below are based on expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
     MAXIMUM SALES CHARGE (LOAD)                                            None
     MAXIMUM DEFERRED SALES CHARGE (LOAD) PROCEEDS, WHICHEVER IS LESS       None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
     Management Fees                                                       0.40%
     Distribution and Service (12b-1) Fees                                  None
     Other Expenses                                                        0.11%
     TOTAL                                                                 0.51%
--------------------------------------------------------------------------------

(1) Actual expenses for the fiscal year were lower than those shown in the table because of voluntary fee waivers by the advisor. The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999 were ___%. THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.45%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

1 year                                                                      $ 52
3 years                                                                     $164
5 years                                                                     $285
10 years                                                                    $640

5.   WHO MANAGES THE FUND?

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the fund's investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $ ____ billion in assets under management, including investment company assets of more than $ ____ billion. As investment advisor, First American Asset Management manages the fund's business and investment activities, subject to the authority of the board of directors.

The fund is managed by a team of persons associated with First American Asset Management.

6.   HOW DO I REVIEW AND MAKE CHANGES TO MY INVESTMENT OPTIONS?

You may review and make changes to your investment options by calling U-Connect at 1-800-806-7009 or logging on to the U.S. Bancorp 401(k) Savings Plan Web site at www.rsweb.com/60587.

7.   HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

Distributions may be requested by calling U-Connect at 1-800-806-7009.

Distributions from the U.S. Bancorp 401(k) Savings Plan are generally taxable and subject to withholding in the current year unless the participant requests a direct rollover to an IRA or another qualified plan. Certain distributions such as distributions from an employee's after-tax account or, in some circumstances, portions of distributions made after a participant has attained age 70-1/2 may not be rolled over to an IRA or another qualified plan. Generally, an employee's distribution will be taxed at ordinary income tax rates. Distributions made before a participant attains age 59-1/2 are subject to a 10% penalty tax unless an exception applies.

Participants in the U.S. Bancorp 401(k) Savings Plan will not be taxed on pretax earnings reductions or on employer contributions at the time such amounts are allocated to their accounts. Pretax contributions, however, are subject to tax under FICA and FUTA. Participants will not be taxed on the income earned on any securities in the trust fund until they are withdrawn or distributed under the Plan.